Segment Information	12 Months Ended
Aug. 31, 2023
Segment Information [Abstract]
SEGMENT INFORMATION
21.	SEGMENT INFORMATION

The CODM reviews financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group.

During the year ended August 31, 2021, in response to the Implementation Rules, the Group reorganized its business units and made change in its reportable segments. As of August 31, 2021, 2022 and 2023, the Group has identified three reportable segments, including Overseas Schools, Complementary Education Services, and Domestic Kindergartens and K-12 Operation Services.

The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

For the year ended August 31, 2021

	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	502,607	625,640	273,533	1,401,780
Costs of revenue	(513,871)	(382,548)	(283,844)	(1,180,263)
Segment gross (loss)/profit	(11,264)	243,092	(10,311)	221,517

For the year ended August 31, 2022

	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	652,773	636,615	424,577	1,713,965
Costs of revenue	(574,744)	(373,753)	(288,809)	(1,237,306)
Segment gross profit	78,029	262,862	135,768	476,659

For the year ended August 31, 2023

	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	809,488	845,970	468,293	2,123,751
Costs of revenue	(657,099)	(511,799)	(357,521)	(1,526,419)
Segment gross profit	152,389	334,171	110,772	597,332

The Group’s CODM review the financial position at consolidated level, thus total assets of each operating segment is not presented.

GEOGRAPHIC INFORMATION

The Group’s revenues are attributed to geographic areas based on the selling location.

The following table presents total revenues from continuing operations for the years ended August 31, 2021, 2022 and 2023 from a geographical perspective:

	For the year ended August 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenues from sales originated:
China **	911,562	1,099,735	1,354,874
Canada	9,265	7,013	3,263
US	61,641	89,309	112,840
UK	419,312	517,908	652,774
Total	1,401,780	1,713,965	2,123,751

The following table presents long-lived assets from continuing operations including property and equipment, net, and operating lease right-of-use assets as of August 31, 2022 and 2023 from a geographical perspective:

	As of August 31,
	2022	2023
	RMB	RMB
China **	250,623	226,418
US	320,437	378,691
UK	1,276,050	1,358,563
Total	1,847,110	1,963,672

**	Includes mainland China and Hong Kong.